Document and Entity Information	Aug. 07, 2019
Cover page.
Document Type	8-K
Document Period End Date	Aug. 07, 2019
Entity Registrant Name	Shutterfly, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-33031
Entity Tax Identification Number	94-3330068
Entity Address, Address Line One	2800 Bridge Parkway
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	650
Local Phone Number	610-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001125920